Basis of Presentation of Interim Financial Statements and Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2013
Furniture & fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated life	5 years
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated life	5 years
Computer software and hardware [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated life	5 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated life	5 years